Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Significant Components of The Company's Deferred Tax Assets and Liabilities

	December 31	December 31
	2021	2020
	USD thousands	USD thousands

Deferred tax assets:
Operating loss and tax credit carryforwards	30,882	13,448
Capitalized research and development expenses	2,061	1,889
Share based compensation	1,125	1,084
Accrued expenses	596	151
Deferred tax assets	34,664	16,572
Valuation allowance	(32,408)	(16,557)
Deferred tax assets, net of valuation allowance	2,256	15

Deferred tax liabilities:
Intangible assets	(2,198)	-
Deferred tax liabilities	(2,198)	-

Net deferred taxes	58	15

Schedule of Components of Income Tax Expense (Benefit)

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

Israel	(27,301)	(20,004)	(19,241)
Foreign	(3,411)	39	208
Total	(30,712)	(19,965)	(19,033)

Income tax expense was as follows:

Current:
Israel	87	-	-
Foreign	146	73	84
Total current tax expense	233	73	84

Deferred:
Israel	-	-	-
Foreign	(11)	3	(9)
Total deferred tax expense (benefit)	(11)	3	(9)

Total income tax expense	222	76	75

Schedule of Effective Income Tax Rate Reconciliation

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

Loss before income tax expense as reported in the consolidated statements of operations	(30,712)	(19,965)	(19,033)
Statutory income tax rate	23%	23%	23%
Theoretical income tax benefit	(7,063)	(4,592)	(4,378)

Foreign tax rate differentials	69	1	(3)
Non-deductible share based compensation	837	288	245
Revaluation of warrants	(1,210)	752	-
Currency transactions gain	(1,069)	(1,602)	(1,226)
Change in valuation allowance	8,688	5,256	5,385
Other differences, net	(30)	(27)	52

Reported income tax expense	222	76	75